Appendix 2.1 Additional Information No. 715 of February 3, 2012 - Summary of Trade Receivables by Aging (Detail) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade And Other Receivables [Line Items]
Trade receivables, Current	$ 1,372,573,201	$ 628,681,800
Trade receivables, Non-current	518,816,944	442,871,507
Gross
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,437,903,199	694,597,739
Trade receivables, Non-current	529,584,066	442,941,968
Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(65,329,998)	(65,915,939)
Trade receivables, Non-current		70,461
1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	164,613,954	73,932,865
1-30 days [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	165,196,456	74,471,160
1-30 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(582,502)	(538,295)
31-60 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	19,540,227	21,178,960
31-60 days [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	20,742,604	22,450,779
31-60 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(1,202,377)	(1,271,819)
61 - 90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	11,725,405	8,030,203
61 - 90 days [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	13,545,981	9,642,258
61 - 90 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(1,820,576)	(1,612,055)
91 - 120 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	17,633,363	7,159,665
91 - 120 days [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	19,943,245	9,167,019
91 - 120 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(2,309,882)	(2,007,354)
121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	17,514,695	8,558,738
121-150 days [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	20,455,008	13,722,247
121-150 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(2,940,313)	(5,163,509)
151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	17,816,268	7,183,906
151-180 days [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	20,258,067	11,648,433
151-180 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(2,441,799)	(4,464,527)
181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	9,302,521	3,735,474
181-210 days [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	12,059,092	8,508,022
181-210 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(2,756,571)	(4,772,548)
211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	7,496,098	5,390,619
211-250 days [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	10,660,914	10,709,953
211-250 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(3,164,816)	(5,319,334)
More than 251 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	3,382,172	8,295,868
More than 251 days [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	9,629,674	18,294,487
More than 251 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(6,247,502)	(9,998,619)
More than 365 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	54,261,319	51,177,747
More than 365 days [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	82,285,265	69,745,712
More than 365 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(28,023,946)	(18,567,965)
Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,049,287,179	434,037,755
Current Portfolio [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,063,126,893	446,237,669
Current Portfolio [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(13,839,714)	(12,199,914)
Total Non-Current
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	518,816,944
Total Non-Current | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	529,584,066
Total Non-Current | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(10,767,122)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	886,431,820	320,328,509
Trade receivables, Non-current		98,464,396
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(5,228,673)	(4,605,191)
Trade receivables, Non-current		70,461
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	881,016,619	316,708,886
Trade receivables, Non-current		98,464,396
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Other Consumers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,415,201	3,619,623
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	640,741,166	48,467,567
Trade receivables, Non-current		5,315,369
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Current	245,690,654	271,860,942
Trade receivables, Non-current		93,149,027
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	143,536,076	53,529,239
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current		(34)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	143,493,478	53,489,015
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Other Consumers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	42,598	40,224
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	143,536,076	53,529,239
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 31-60 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	8,891,588	5,068,187
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current		(44,694)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	8,872,845	5,048,035
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Other Consumers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	18,743	20,152
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	8,891,588	5,068,187
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61 - 90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	5,258,816	1,699,828
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current		(33,223)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	5,125,060	1,679,005
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Other Consumers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	133,756	20,823
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	5,258,816	1,699,828
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 91 - 120 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	12,773,438	555,824
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current		(10,689)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	12,752,139	526,570
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Other Consumers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	21,299	29,254
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	12,773,438	555,824
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	13,785,800	529,143
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current		(25,879)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	13,778,132	486,746
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Other Consumers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	7,668	42,397
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	13,785,800	529,143
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	15,520,362	1,642,032
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current		(83,565)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	15,518,658	1,536,563
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Other Consumers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	1,704	105,469
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	15,520,362	1,642,032
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	8,046,533	780,749
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current		(113,137)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	8,044,829	731,150
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Other Consumers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	1,704	49,599
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	8,046,533	780,749
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	6,266,126	1,662,418
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current		(12,055)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	6,264,422	1,624,299
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Other Consumers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	1,704	38,119
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	6,266,126	1,662,418
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 251 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	745,668	3,827,927
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	(2,556)	(23,558)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	421,075	3,540,039
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Other Consumers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	324,593	287,888
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	745,668	3,827,927
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 365 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	16,622,321	11,826,850
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	(5,104,847)	(3,426,898)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	16,219,836	11,424,365
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Other Consumers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	402,485	402,485
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	16,622,321	11,826,850
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	654,985,092	239,206,312
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(121,270)	(831,459)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	650,526,145	236,623,099
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Other Consumers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	4,458,947	2,583,213
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	640,741,166	48,467,567
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Current	14,243,926	190,738,745
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Total Non-Current
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	45,059,200
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Total Non-Current | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	(105,869)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Total Non-Current | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	45,059,200
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Total Non-Current | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	1,858,103
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Total Non-Current | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	43,201,097
Trade receivables, distribution [Member] | Portfolio stratification [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	551,471,379	374,269,230
Trade receivables, Non-current		344,477,572
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(60,101,325)	(61,310,748)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	470,195,374	294,045,156
Trade receivables, Non-current		338,671,964
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	47,899,097	54,335,002
Trade receivables, Non-current		604,764
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	33,376,908	25,889,072
Trade receivables, Non-current		5,200,844
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	332,260,920	198,801,542
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Current	219,210,459	175,467,688
Trade receivables, Non-current		344,477,572
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	21,660,380	20,941,921
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	(582,502)	(538,261)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	18,467,498	5,491,380
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	834,666	15,164,974
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	2,358,216	285,567
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	21,660,380	20,941,921
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 31-60 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	11,851,016	17,382,592
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	(1,202,377)	(1,227,125)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	8,246,806	13,707,222
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	1,075,417	2,576,480
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	2,528,793	1,098,890
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	11,851,016	17,382,592
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61 - 90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	8,287,165	7,942,430
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	(1,820,576)	(1,578,832)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	5,884,359	6,926,780
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	510,124	67,893
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	1,892,682	1,083,543
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	8,287,165	7,942,430
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 91 - 120 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	7,169,807	8,611,195
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	(2,309,882)	(1,996,665)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	5,064,562	2,531,592
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	488,532	3,960,872
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	1,616,713	2,118,731
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	7,169,807	8,611,195
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	6,669,208	13,193,104
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	(2,940,313)	(5,137,630)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	4,915,647	8,515,887
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	547,488	2,161,778
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	1,206,073	2,515,439
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	6,669,208	13,193,104
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	4,737,705	10,006,401
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	(2,441,799)	(4,380,962)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	3,712,699	5,638,984
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	199,112	1,573,396
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	825,894	2,794,021
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	4,737,705	10,006,401
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	4,012,559	7,727,273
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	(2,756,571)	(4,659,411)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	3,057,882	4,846,195
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	429,147	1,129,525
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	525,530	1,751,553
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	4,012,559	7,727,273
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	4,394,788	9,047,535
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	(3,164,816)	(5,307,279)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	3,318,993	5,421,728
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	318,026	550,515
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	757,769	3,075,292
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	4,394,788	9,047,535
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 251 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	8,884,006	14,466,560
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	(6,244,946)	(9,975,061)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	6,753,036	11,551,826
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	678,559	1,061,673
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	1,452,411	1,853,061
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	8,884,006	14,466,560
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 365 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	65,662,944	57,918,862
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	(22,919,099)	(15,141,067)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	44,500,915	44,481,081
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	6,609,561	4,931,358
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	14,552,468	8,506,423
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	65,662,944	57,918,862
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	408,141,801	207,031,357
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(13,718,444)	(11,368,455)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	366,272,977	184,932,481
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	36,208,465	21,292,324
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,660,359	806,552
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	332,260,920	198,801,542
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Current	75,880,881	$ 8,229,815
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Total Non-Current
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	484,524,866
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Total Non-Current | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	(10,661,253)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Total Non-Current | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	451,150,735
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Total Non-Current | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	7,855,802
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Total Non-Current | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	25,518,329
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Total Non-Current | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	447,746,461
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Total Non-Current | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	$ 36,778,403